DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus BASIC
Municipal Money Market Portfolio for the six-month period ended February 28,
1998. Your Portfolio produced an annualized yield of 3.28% and, after taking into account the effect of compounding, the annualized effective yield was 3.33%.*
The Economy
    U.S. economic data for the past several months shows little negative effect from the Asian financial crisis, although many analysts warn that additional fallout is likely to surface in the months ahead. For now, the economy appears vibrant, with real Gross Domestic Product (GDP) growth registering a hearty 4.3% for the fourth quarter of 1997. Meanwhile, lower interest rates boosted mortgage refinancing activity during the first quarter of 1998, giving consumers extra spending power and elevating the consumer confidence level to a 30-year high. January's retail sales data delivered mixed results, however, with the closely watched same-store sales yardstick showing a gain of 5.9% but total U.S. retail sales registering a smaller-than-expected increase of 0.1%. The Asian impact that has shown up thus far appears limited to multinational firms, especially in high-tech, electronics gear, and aerospace, which are experiencing shortfalls in Asian business. Nonetheless, these companies are also benefiting from less expensive components and parts prices from their Asian affiliates.
    The Asian crisis has continued to dampen U.S. inflation, with weak Asian demand pushing down commodity prices, notably oil and metals. Consumer prices did not rise at all in January, helped out by the biggest plunge in energy prices in seven years. Although low inflation and expectations of slower economic growth ahead have spurred talk that the Federal Reserve Board might ease interest rates, Chairman Alan Greenspan's testimony before the House
Banking subcommittee on February 24th strongly implied that monetary policy would remain on hold for the present time. The Chairman noted that current conditions were quite positive, with the lowest unemployment levels in nearly three decades and falling inflation rates, although he did express uncertainty about the exact fallout from Asia. Following the Chairman's remarks, taxable money market rates edged up as the market removed the expectation of a Fed ease that had been dampening rates and flattening the yield curve.
Market Environment/Portfolio
    While the Fed remained quiet over the summer months, market technicals
(i.e., supply/demand) played a major role in the short-term municipal market.
Supply of one-year notes dissipated as many securities matured in late June and early July. This increase in investable cash marketwide placed temporary downward pressure on yields. In the weeks to follow, issuers returned to the market with their summer financings, alleviating the supply and demand imbalance. While a large portion of that new supply was composed of California-exempt issuances, there also were several attractive national buying opportunities for the Dreyfus BASIC Municipal Money Market Portfolio.
    As year-end approached, we saw a temporary rise in short-term rates as a result of corporate seasonal "window dressing." In addition, dealers priced securities at attractive levels in order to minimize their year-end inventory. The overall decrease in demand for securities that resulted caused yields to rise temporarily. However, assets flowed back into the tax-exempt money funds in early January, thereby putting downward pressure on rates.
During this time period, yields on tax-exempt money market funds fluctuated in response to these supply and demand imbalances. By mid-January, the market stabilized and normal trading patterns, for the most part, returned. We will continue to peruse the national market for quality investments for your Portfolio in the weeks ahead. All new investments will continue to meet the high standards of credit quality which we require, and to provide a significant level of liquidity commensurate with the needs of the Portfolio.

    Included in this report is a series of detailed statements about your Portfolio's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in the Portfolio and in The Dreyfus Corporation.
                              Very truly yours,

                      [Richard J. Moynihan signature logo]

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
March 18, 1998
New York, N.Y.
*Annualized effective yield is based upon dividends declared daily and reinvested montly.
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DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS
                                                                                                   Principal
Tax Exempt Investments-100.0%                                                                        Amount         Value
                                                                                                  _____________ _____________
Arkansas-1.7%
Arkansas Development Finance Authority, SFMR (Mortgage Banking Securities
Program)
  4.05%, Series D, 7/1/98 (LOC; Canadian Imperial Bank of Commerce) (a).....                      $  10,600,000  $ 10,600,000
California-6.2%
California Higher Education Loan Authority Inc., Student Loan Revenue, VRDN
  3.55%, Series C (LOC; Student Loan Marketing Association) (a,b)...........                         19,000,000    19,000,000
California Public Capital Improvement Financing Authority, Revenue (Pooled
Project)
  3.75%, Series C, 3/15/98 (LOC; National Westminster Bank) (a).............                         10,000,000    10,000,000
Los Angeles County, TRAN 4.50%, Series A, 6/30/98...........................                         10,000,000    10,020,743
Colorado-2.4%
Colorado Student Obligation Bond Authority, Student Loan Revenue, VRDN
  3.50%, Series A (LOC; Student Loan Marketing Association) (a,b)...........                         15,000,000    15,000,000
Delaware-.1%
Delaware Health Facilities Authority, Revenue, VRDN (Pooled Loan Program)
  3.35% (BPA; Morgan Guaranty Trust Co. and Insured; MBIA) (b)..............        .                   400,000       400,000
District of Columbia-5.5%
District of Columbia General Fund Recovery, VRDN
  3.75%, Series B-2 (LOC; National Westminster Bank) (a,b)..................                         10,500,000    10,500,000
District of Columbia Housing Finance Agency, SFMR:
  4.15%, Series A, 7/1/98 (LOC; Assured Management Corp.) (a)...............                         15,000,000    15,000,000
  Refunding 4.05%, Series C, 9/1/98 (LOC; American Insurance Group) (a).....                          9,200,000     9,200,000
Florida-1.7%
Sunshine Governmental Finance Commission, Revenue, CP
  3.75%, 3/23/98 (Insured; AMBAC and LOC: Toronto-Dominion Bank and.........                         11,000,000    11,000,000
  Union Bank of Switzerland) (a)
Georgia-5.4%
Hapeville Development Authority, IDR, VRDN (Hapeville Hotel Limited)
  3.65% (LOC; Deutsche Bank) (a,b)..........................................                          5,900,000     5,900,000
Rockdale County Development Authority, Industrial Revenue, VRDN (Liochem Inc.
Project)
  3.60% (LOC; Sanwa Bank) (a,b).............................................                          8,000,000     8,000,000
Savannah Economic Development Authority, Exempt Facility Revenue, VRDN
  (Home Depot Project) 3.60%, Series A (Corp. Guaranty; Home Depot) (b).....                         20,000,000    20,000,000
Illinois-2.6%
City of Chicago 3.55%, 10/29/98 (LOC; Morgan Guaranty Trust Co.) (a)........                         12,000,000    12,000,000
Illinois Health Facility Authority, Revenue, VRDN (Resurrection Health Care
Systems)
  3.70% (LOC: Comerica Bank, First Chicago Bank and La Salle National Bank) (a,b)                     4,500,000     4,500,000
Indiana-4.3%
Hammond Local Public Improvement Bond Bank, Revenue (Advance Funding Program)
  4.30%, Series A-2, 1/7/99 (Liquidity Facility; Bank One)..................                         10,000,000    10,041,143
Indiana Secondary Market Educational Loans Inc., Education Loan Revenue, VRDN
  3.55%, Series B (Insured; AMBAC and LOC; Student Loan Marketing Association) (a,b)                  7,000,000     7,000,000

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   Principal
Tax Exempt Investments (continued)                                                                   Amount          Value
                                                                                                  _____________ _____________
Indiana (continued)
Petersburg, SWDR, VRDN (Indiana Power and Light Co. Project)
  3.45%, Series A (Corp. Guaranty; Indiana Power and Light Co.) (b).........                      $  10,000,000  $ 10,000,000
Iowa-4.1%
Iowa School Cash Anticipation Program, School Corp., Warrant Certificates
  4.50%, Series A, 6/26/98 (LOC; FSA) (a)...................................                         11,000,000    11,020,698
Louisa County, PCR, Refunding, VRDN (Midwest Power System Inc. Project) 3.50% (b)                    14,900,000    14,900,000
Kentucky-5.3%
City of Carroll, Collateralized Solid Waste Disposal Facilities Revenue, VRDN
  (Utilities Co. Project) 3.70%, Series A (b)...............................                         23,700,000    23,700,000
Morgantown, IDR (Sumitomo Electric Wire System)
  4%, 10/1/97 (LOC; Sumitomo Bank) (a)......................................                         10,000,000    10,000,000
Louisiana-8.8%
New Orleans Aviation Board, Revenue, VRDN (Passenger Facility Charge
Projects)
  4.25% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce) (a,b)..        .                11,000,000    11,000,000
Plaquemines Port, Harbor and Terminal District, Port Facilities Revenue
  (International Marine Terminal Project)
  3.75%, Series B, 3/15/98 (LOC; Morgan Guaranty Trust Co.) (a).............                         10,000,000    10,000,000
Plaquemines Parish, Environmental Revenue, Refunding, VRDN
  (British Petroleum Exploration and Oil) 3.70% (Corp. Guaranty; British Petroleum) (b)              12,200,000    12,200,000
West Baton Rouge Parish Industrial District Number 3, Revenue, VRDN
  (Dow Chemical Co. Project) 3.75%, Series A (Corp. Guaranty; Dow Chemical Co.) (b)                  22,600,000    22,600,000
Michigan-3.0%
Detroit City School District 4.50%, 5/1/98..................................                         10,000,000    10,009,712
Grand Rapids Economic Development Corporation, Revenue, VRDN
  (Amway/Grand Plaza Hotel Facility #1) 3.20% (LOC; Old Kent Bank and Trust) (a,b)                    4,000,000     4,000,000
Michigan Higher Education Student Loan Authority, Revenue, VRDN
  3.50%, Series XII-F (Insured; AMBAC and Liquidity Agreement; Sumitomo Bank) (b)                     5,000,000     5,000,000
Minnesota-2.7%
Minnesota Higher Education Coordinating Board, Revenue, VRDN
  3.40% (LOC; Norwest Bank of Minnesota) (a,b)..............................                         17,000,000    17,000,000
Missouri-1.5%
Missouri Higher Education Loan Authority, Student Loan Revenue, Refunding,
VRDN
  3.50%, Series B (Insured; MBIA and SBPA; NMB Post Bank Group) (b).........                          9,500,000     9,500,000
Nebraska-2.0%
Nebraska Investment Finance Authority, SFHR
  3.90%, Series C, 7/1/98 (LOC; Federal Home Loan Banks) (a)................                         12,500,000    12,500,000
New Jersey-.6%
Monmouth County Improvement Authority, Revenue, VRDN
  (Pooled Government Loan Program) 2.95% (LOC; Union Bank of Switzerland) (a,b)                       4,000,000     4,000,000

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   Principal
Tax Exempt Investments (continued)                                                                   Amount          Value
                                                                                                  _____________ _____________
New York-3.5%
City of New York, RAN 4.50%, Series A, 6/30/98 (LOC: Bayerische Landesbank,
  Landesbank Hessen, Morgan Guaranty Trust Co., National Westminster Bank,
  Societe Generale and West Deutchlandesbank) (a)...........................                      $  13,000,000  $ 13,032,416
New York State Energy, Research and Development Authority, PCR, VRDN
  (Niagara Mohawk) 3.70%, Series A (LOC; Toronto-Dominion Bank) (a,b).......                          9,200,000     9,200,000
Ohio-5.6%
Montgomery County, HR, CP (Miami Valley Hospital)
  3.40%, Series B, 5/18/98 (LOC; Morgan Guaranty Trust Co.) (a).............                         15,000,000    15,000,000
Ohio Housing Financing Agency, Mortgage Revenue:
  3.80%, Series A, 3/1/99 (LOC; Trinity Funding Corp.) (a)..................        .                10,000,000    10,000,000
  (Residential) 3.65%, Series A-2, 3/2/98 (LOC; American Insurance Group) (a)                         7,000,000     7,000,000
Student Loan Funding Corporation, Student Loan Revenue, VRDN
  3.55%, Series A-3 (LOC; National Westminster Bank) (a,b)..................                          3,400,000     3,400,000
Pennsylvania-4.0%
Delaware Valley Regional Finance Authority, Local Government Revenue, VRDN
  3.35%, Series D (LOC; Credit Suisse) (a,b)................................                         10,300,000    10,300,000
Pennsylvania Energy Development Authority, Energy Development Revenue, VRDN
  (B & W Ebensburg Project) 3.50% (LOC; Swiss Bank Corp.) (a,b).............                          7,940,000     7,940,000
City of Philadelphia, TRAN 4.50%, Series A, 6/30/98.........................                          7,000,000     7,011,153
Rhode Island-1.3%
Rhode Island Student Loan Authority, Student Loan Revenue, VRDN
  3.55%, Series 1 (LOC; National Westminster Bank) (a,b)....................                          8,000,000     8,000,000
Texas-20.5%
Brazos River Harbor Navigation District, Harbor Revenue, VRDN
  (Dow Chemical Co. Project) 3.75% (Corp. Guaranty; Dow Chemical Co.) (b)...                         22,300,000    22,300,000
El Paso Industrial Development Authority Inc., IDR, VRDN
  (El Paso School District Limited Project) 3.45% (LOC; Chase Manhattan Bank) (a,b)                   3,200,000     3,200,000
Greater East Texas Higher Education Authority Inc., Student Loan Revenue
  3.95%, Series B, 9/1/98 (LOC; Student Loan Marketing Association) (a).....                          9,200,000     9,200,000
Greater East Texas Student Loan Corporation, Student Loan Revenue, Refunding
  3.70%, Series A, 3/1/98 (LOC; Student Loan Marketing Association) (a).....        .                 8,250,000     8,250,000
Gulf Coast Industrial Development Authority, VRDN:
  Marine Terminal Revenue (Amoco Oil Co. Project)
    3.70% (Corp. Guaranty; Amoco Credit Corp.) (b)..........................                         12,700,000    12,700,000
  SWDR (Citgo Petroleum Corp. Project) 3.75% (LOC; Wachovia Bank of Georgia) (a,b)                    9,100,000     9,100,000
Gulf Coast Waste Disposal Authority, SWDR, VRDN (Amoco Oil Co. Project)
  3.70% (Corp. Guaranty; Amoco Credit Corp.) (b)............................                         15,300,000    15,300,000
North Texas Higher Education Authority Inc., Student Loan Revenue, Refunding,
VRDN
  3.55%, Series A (LOC; Student Loan Marketing Association) (a,b)...........                         10,500,000    10,500,000
Panhandle Plains Higher Education Authority Inc., Student Loan Revenue, VRDN
  3.50%, Series A, (LOC; Student Loan Marketing Association) (a,b)..........                         26,000,000    26,000,000

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                                   Principal
Tax Exempt Investments (continued)                                                                   Amount          Value
                                                                                                  _____________ _____________
Texas (continued)
Port Development Corporation, Marine Terminal Revenue, VRDN
  (Pasadena Terminal Co. Inc., Project) 3.35% (LOC; ABN-Amro Bank) (a,b)....                     $    2,420,000  $  2,420,000
State of Texas, TRAN 4.75%, Series A, 8/31/98...............................                         10,000,000    10,047,519
Utah-4.4%
Intermountain Power Agency, Power Supply Revenue
  3.80%, Series E, 6/15/98 (LOC; Morgan Guaranty Trust Co.) (a).............                         10,000,000    10,000,000
Utah Board of Regents, Student Loan Revenue, Refunding, VRDN
  3.55%, Series A (LOC; Student Loan Marketing Association) (a,b)...........                         17,500,000    17,500,000
Virginia-2.8%
Richmond Industrial Development Authority, Revenue, VRDN
  (Cogentrix of Richmond Project):
    4.15%, Series A (LOC; Banque Paribas) (a,b).............................                          8,300,000     8,300,000
    4.15%, Series B (LOC; Banque Paribas) (a,b).............................                          6,000,000     6,000,000
    Exempt Facilities 4.15%, Series A (LOC; Banque Paribas) (a,b)...........                          3,400,000     3,400,000
                                                                                                                _____________
TOTAL INVESTMENTS (cost $630,693,384).......................................                                     $630,693,384
                                                                                                                =============
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DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO

Summary of Abbreviations
AMBAC         American Municipal Bond Assurance Corporation      PCR     Pollution Control Revenue
BPA           Bond Purchase Agreement                            RAN     Revenue Anticipation Notes
CP            Commercial Paper                                   SBPA    Standby Bond Purchase Agreement
FSA           Financial Security Assurance                       SFHR    Single Family Housing Revenue
HR            Hospital Revenue                                   SFMR    Single Family Mortgage Revenue
IDR           Industrial Development Revenue                     SWDR    Solid Waste Disposal Revenue
LOC           Letter of Credit                                   TRAN    Tax and Revenue Anticipation Notes
MBIA          Municipal Bond Investors Assurance                 VRDN    Variable Rate Demand Notes
                Insurance Corporation
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Summary of Combined Ratings (Unaudited)
Fitch (c)              or          Moody's             or         Standard & Poor's          Percentage of Value
_______                            _________                      ___________________         _____________________
F1+/F1                             VMIG1/MIG1,P1 (d)              SP1+/SP1, A1+/A1 (d)              96.4%
AAA/AA (d)                         Aaa/Aa (e)                     AAA/AA (e)                         2.0
Not Rated (e)                      Not Rated (f)                  Not Rated (f)                      1.6
                                                                                                   _______
                                                                                                   100.0%
                                                                                                   =======
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Notes to Statement of Investments:
    (a)  Secured by letters of credit. At February 28, 1998, 65.0% of the
   Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks and government agencies, of which Student Loan
   Marketing Association provided letters of credit to 17.6% of the Fund's net assets.
    (b)  Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (c)  Fitch currently provides creditworthiness information for a limited number of investments.
    (d)  P1 and A1 are the highest ratings assigned tax exempt commercial paper by Moody's and Standard & Poor's, respectively.
    (e)  Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
    (f)  Securities which, while not rated by Fitch, Moody's or Standard &
   Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.
    (g)  At February 28, 1998 the Fund had $179,580,410 (28.5% of net assets)
   invested in securities whose payment of principal and and interest is dependent upon revenues generated from educational projects.

SEE NOTES TO FINANCIAL STATEMENTS.
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DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES                                                          FEBRUARY 28, 1998 (UNAUDITED)
                                                                                                    Cost             Value
                                                                                                _____________    _____________
ASSETS:                          Investments in securities-See Statement of Investments          $630,693,384     $630,693,384
                                 Cash.......................................                                         2,621,260
                                 Interest receivable........................                                         5,269,412
                                 Prepaid expenses and other assets..........                                            77,263
                                                                                                                 _____________
                                                                                                                   638,661,319
                                                                                                                 _____________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                         104,123
                                 Accrued expenses and other liabilities.....                                            53,205
                                                                                                                 _____________
                                                                                                                       157,328
                                                                                                                 _____________
NET ASSETS..................................................................                                      $638,503,991
                                                                                                                 =============
REPRESENTED BY:                  Paid-in capital............................                                      $638,619,582
                                 Accumulated net realized gain (loss) on investments                                  (115,591)
                                                                                                                 _____________
NET ASSETS..................................................................                                      $638,503,991
                                                                                                                 =============
SHARES OUTSTANDING
(3 BILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED)...............                                       638,619,582
NET ASSET VALUE, offering and redemption price per share....................                                             $1.00
                                                                                                                         =====
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS                                                          SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)
INVESTMENT INCOME
INCOME                       Interest Income................................                                       $12,201,364
EXPENSES:                    Management fee-Note 2(a).......................                     $1,633,930
                             Shareholder servicing costs-Note 2(b)..........                        290,605
                             Registration fees..............................                         39,872
                             Custodian fees.................................                         25,136
                             Professional fees..............................                         24,031
                             Prospectus and shareholders' reports...........                          7,146
                             Directors' fees and expenses-Note 2(c).........                          6,634
                             Miscellaneous..................................                          9,935
                                                                                               ____________
                                         Total Expenses............................               2,037,289
                             Less-reduction in management fee due to
                               undertaking-Note 2(a)...........................                    (566,417)
                                                                                               ____________
                                   Net Expenses...........................................                           1,470,872
                                                                                                                  ____________
INVESTMENT INCOME-NET, representing net increase in net assets
                             resulting from operations......................                                       $10,730,492
                                                                                                                  ============
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SEE NOTES TO FINANCIAL STATEMENTS.
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DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                                                 Six Months Ended
                                                                                 February 28, 1998      Year Ended
                                                                                    (Unaudited)      August 31, 1997
                                                                                _________________    ________________
OPERATIONS:
  Investment income-net.................................................            $  10,730,492     $    24,320,710
  Net realized gain (loss) on investments...............................                  ----                   (423)
  Net unrealized appreciation (depreciation) on investments.............                  ----                 (3,937)
                                                                                    _____________     _______________
    Net Increase (Decrease) in Net Assets Resulting from Operations.....               10,730,492          24,316,350
                                                                                    _____________     _______________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net.................................................              (10,730,492)        (24,320,710)
                                                                                    _____________     _______________
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold.........................................              327,632,044         875,141,536
  Dividends reinvested..................................................               10,098,505          22,940,782
  Cost of shares redeemed...............................................             (382,788,884)     (1,018,772,663)
                                                                                    _____________     _______________
    Increase (Decrease) in Net Assets from Capital Stock Transactions...              (45,058,335)       (120,690,345)
                                                                                    _____________     _______________
      Total Increase (Decrease) in Net Assets...........................              (45,058,335)       (120,694,705)
NET ASSETS:
  Beginning of Period...................................................              683,562,326         804,257,031
                                                                                    _____________    _______________
  End of Period.........................................................             $638,503,991      $  683,562,326
                                                                                    =============     ===============
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SEE NOTES TO FINANCIAL STATEMENTS.
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DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of
Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                    Six Months Ended
                                                     February 28, 1998                  Year Ended August 31,
                                                                        _______________________________________________________
PER SHARE DATA:                                          (Unaudited)      1997        1996       1995        1994        1993
                                                         __________     _______     _______     _______     _______     _______
    Net asset value, beginning of period..                $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                           ______       _______     _______     _______     _______     _______
    Investment Operations:
    Investment income-net.................        .          .016          .033        .034        .037        .026        .027
                                                           ______       _______     _______     _______     _______     _______
    Distributions:
    Dividends from investment income-net..                  (.016)        (.033)      (.034)      (.037)      (.026)      (.027)
                                                           ______       _______     _______     _______     _______     _______
    Net asset value, end of period........                  $1.00         $1.00       $1.00       $1.00       $1.00       $1.00
                                                           ======       =======     =======     =======     =======     =======
TOTAL INVESTMENT RETURN...................                   3.31%*        3.31%       3.42%       3.80%       2.60%       2.73%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets      .            .45%*         .45%        .38%        .14%        .09%        .02%
    Ratio of net investment income
      to average net assets...............                   3.28%*        3.26%       3.40%       3.73%       2.58%       2.64%
    Decrease reflected in above expense ratios
      due to undertakings by the Manager..        .           .17%*         .15%        .22%        .45%        .50%        .64%
    Net Assets, end of period (000's Omitted)            $683,504      $683,562    $804,257  $1,099,434  $1,027,377    $685,540

*  Annualized.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus BASIC Municipal Money Market Portfolio (the "Fund") is a series of Dreyfus BASIC Municipal Fund, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company and operates as a series company currently offering four series including the Fund. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capit al and maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.
    The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the Company's Board of Directors to represent the fair value of the Fund's investments.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.
    (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal
Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $115,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 1997. The carryover does not include net realized securities losses from November 1, 1996 through August 31, 1997, which are treated, for Federal income tax purposes, as arising in fiscal 1998. If not applied, $1,700 of the carryover expires in fiscal 2001, $2,000 expires in fiscal 2002, $50,300 expires in fiscal 2003, $36,000 expires in fiscal 2004 and $25,000 expires in fiscal 2005.
    At February 28, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS BASIC MUNICIPAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $566,417 during the period ended February 28, 1998.
    (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 1998, the Fund was charged $236,328 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended February 28, 1998, the Fund was charged $46,564 pursuant to the transfer agency agreement.
    (c) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.



Registration Mark
[Dreyfus lion "d" logo]
DREYFUS BASIC MUNICIPAL
MONEY MARKET PORTFOLIO
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                            122SA982
Registration Mark
[Dreyfus logo]
BASIC Municipal
Money Market
Portfolio
Semi-Annual
Report
February 28, 1998